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                                 SHEPHERD FUNDS

                                  ANNUAL REPORT
                                  JUNE 30, 2002

SHEPHERD LARGE CAP GROWTH FUND
(FORMERLY THE DOMINION INSIGHT GROWTH FUND)
A SERIES OF DOMINION FUNDS, INC.
================================================================================

To Our Shareholders:

This year, the SEC approved the name change from the DOMINION INSIGHT GROWTH FUND to the SHEPHERD LARGE CAP GROWTH FUND. Also, the Fund made no distributions of long term capital gains during the year.

On October 1, 2001, the Fund restructured its portfolio to reflect a new investment strategy of investing in "Values Based Screened" large cap growth stocks.

Since the restructuring of the Fund portfolio on October 1, 2002 through June 30, 2002, the Fund was down -0.29% versus the S&P 500 Index, which was down -4.69% and the Nasdaq was down -1.07% for the same period. From the beginning of the year through June 30, 2002, the Fund was down -26.88% versus the S&P 500 Index, which was down -14.75% and Nasdaq, which was down -26.37% for the same period.

For all the present gloom in the stock market, the Fund still believes that equities will close this year with a gain. However, volatility will likely be with us for at least the next 90 days.

The bottom line is that the market is currently very oversold. The selling is coming because of concerns over the corporate scandals, accounting irregularities and global political fears. Because of this, even clean, first-rate companies are being punished.

We go through these periods periodically when the market drops for other than fundamental reasons. After every previous recession, the stocks that have gone up first and fastest are of those companies that dominate their industries and have some pricing power over their competitors. These are the companies that will begin to produce higher earnings first and ultimately higher stock market prices.

These are the type of dominant companies that are the mainstays of the new SHEPHERD LARGE CAP GROWTH FUND.

The Fund believes that the Values Based stocks currently held in the Fund will strongly outperform when the market starts its eventual rebound.

Until then...

                                        Patience!

                                        Paul Dietrich
                                        Chairman

             1630 DUKE STREET, SUITE 200. ALEXANDRIA, VIRGINIA 22314
                         703/683-8575 FAX 703/683-9083

                          INDEPENDENT AUDITOR'S REPORT

To the Shareholders and
Board of Directors of
Dominion Funds, Inc.

We have audited the accompanying statement of assets and liabilities of The Shepherd Large Cap Growth Fund (formerly the Dominion Insight Growth Fund) portfolio of Dominion Funds, Inc., including the schedule of investments in securities, as of June 30, 2002, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 2001 and financial highlights for the four years then ended were audited by other auditors whose report dated August 10, 2001, expressed an unqualified opinion on the statement of changes in net assets and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the The Shepherd Large Cap Growth Fund portfolio of Dominion Funds, Inc. as of June 30, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                             BRAD A. KINDER, CPA

Flower Mound, Texas
August 5, 2002

                       THE SHEPHERD LARGE CAP GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2002

ASSETS
------

Investments in securities, at value
   (identified cost $3,645,622)                                     $  3,168,182
Cash and cash equivalents                                                284,827
Receivables
     Investment securities sold                                          447,373
     Dividends and interest                                                  988
                                                                    ------------

TOTAL ASSETS                                                           3,901,370
                                                                    ------------

LIABILITIES
-----------

Payables
     Investment advisory fee                                               3,069
     Administrative fee                                                    3,807
     Investment securities purchased                                     279,661
                                                                    ------------

TOTAL LIABILITIES                                                        286,537
                                                                    ------------

NET ASSETS                                                          $  3,614,833
                                                                    ============

Capital shares outstanding                                             1,056,997

Net asset value and offering price per share
     Net asset value per share                                      $       3.42
                                                                    ============

     Offering price per share                                       $       3.59
                                                                    ============

See Notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                             STATEMENT OF OPERATIONS
                            YEAR ENDED JUNE 30, 2002

INVESTMENT LOSS
---------------

Investment income
        Dividends                                                  $      8,860
        Interest                                                          6,410
                                                                   ------------

Total investment income                                                  15,270
                                                                   ------------

Expenses
        Investment advisory fee                                          48,770
        Administrative fee                                               60,962
                                                                   ------------

Total expenses                                                          109,732
                                                                   ------------

NET INVESTMENT LOSS                                                     (94,462)
                                                                   ------------

REALIZED LOSS AND UNREALIZED APPRECIATION ON INVESTMENTS
--------------------------------------------------------

Net realized loss on investments in securities                       (3,990,799)
Net change in unrealized depreciation
   of investments in securities                                       1,582,897
                                                                   ------------

NET LOSS ON INVESTMENTS                                              (2,407,902)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                 $ (2,502,364)
                                                                   ============

See Notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                      SCHEDULE OF INVESTMENTS IN SECURITIES
                                  JUNE 30, 2002

                                                       Shares          Value
                                                    ------------    ------------
COMMON STOCKS 87.3%
CONSUMER CYCLICAL 29.5%
Broadcasting 4.6%
      Omnicom Group Inc.                                   1,500    $     68,700
      Univision Communications, Inc. (a)                   3,100          97,340
                                                                    ------------
                                                                         166,040
                                                                    ------------
Furnishing 3.7%
      Masco Corporation                                    4,900         132,839
                                                                    ------------
Publishing 6.8%
      Gannett Co., Inc.                                    1,800         136,620
      McGraw-Hill Companies Inc.                           1,800         107,460
                                                                    ------------
                                                                         244,080
                                                                    ------------
Restaurants 2.5%
      Starbucks Corporation (a)                            3,700          91,945
                                                                    ------------
Retail - Broadlines 4.3%
      Wal-Mart Stores, Inc.                                2,800         154,028
                                                                    ------------
Retail - Drug-Based 3.7%
      Walgreen Company                                     3,500         135,205
                                                                    ------------
Retail - Specialty 3.9%
      AutoZone, Inc. (a)                                     600          46,380
      Bed Bath & Beyond Inc. (a)                           2,500          94,350
                                                                    ------------
                                                                         140,730
                                                                    ------------

                                                                       1,064,867
                                                                    ------------
CONSUMER STAPLES 11.4%
Food Retail/Wholesale 3.5%
      Sysco Corp.                                          4,700         127,934
                                                                    ------------
Health Products (Non-Durable) 7.9%
      The Clorox Company                                   3,000         124,050
      The Gillette Company                                 4,750         160,883
                                                                    ------------
                                                                         284,933
                                                                    ------------

                                                                         412,867
                                                                    ------------
ENERGY 3.1%
Oilfield Equipment 3.1%
      BJ Services Company (a)                              3,250         110,110
                                                                    ------------

See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                      SCHEDULE OF INVESTMENTS IN SECURITIES
                                  JUNE 30, 2002

                                                       Shares          Value
                                                    ------------    ------------
COMMON STOCKS (CONTINUED)
FINANCIAL 8.6%
Financial Services 6.4%
      Capital One Financial Corporation                    1,400    $     85,470
      Concord EFS, Inc. (a)                                4,400         132,616
      Waterside Capital  Corporation (a)                   5,300          13,780
                                                                    ------------
                                                                         231,866
                                                                    ------------
Insurance: Property and Casual 2.2%
      MetLife, Inc.                                        2,800          80,640
                                                                    ------------

                                                                         312,506
                                                                    ------------
HEALTH CARE 6.4%
Biotechnology 5.1%
      AmerisourceBergen Corporation                        1,000          76,000
      Gilead Sciences, Inc. (a)                            3,250         106,860
                                                                    ------------
                                                                         182,860
                                                                    ------------
Medical Supplies 1.3%
      Cytyc Corporation (a)                                6,000          45,720
                                                                    ------------

                                                                         228,580
                                                                    ------------
INDUSTRIAL 15.4%
Aero and Defense 8.7%
      Honeywell International Inc.                         3,100         109,213
      Lockheed Martin Corporation                          1,235          85,832
      Raytheon Company                                     2,925         119,194
                                                                    ------------
                                                                         314,239
                                                                    ------------
Industrial and Communication Services 3.3%
      First Data Corporation                               3,200         120,512
                                                                    ------------
Industrial (Diversified) 3.4%
      3M Company                                           1,000         123,000
                                                                    ------------

                                                                         557,751
                                                                    ------------

TECHNOLOGY 9.4%
Computers (Hardware) 2.5%
      Dell Computer Corporation (a)                        3,500          91,490
                                                                    ------------
Semiconductors 5.1%
      Applied Materials, Inc. (a)                          5,600         106,512
      Intel Corporation                                    3,000          54,810
      International Rectifier Corporation (a)                800          23,320
                                                                    ------------
                                                                         184,642
                                                                    ------------
Software 1.8%
      Oracle Corporation (a)                               6,888          65,229
                                                                    ------------

                                                                         341,361
                                                                    ------------

See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                      SCHEDULE OF INVESTMENTS IN SECURITIES
                                  JUNE 30, 2002

                                                       Shares          Value
                                                    ------------    ------------
COMMON STOCKS (CONTINUED)
UTILITIES 3.9%
Electric 3.9%
      Entergy Corporation                                  1,500          63,660
      PG&E Corporation (a)                                 4,275          76,480
                                                                    ------------
                                                                         140,140
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
      (cost $3,645,622)                                             $  3,168,182
                                                                    ============


NOTES:
      (a)  Presently non-income producing.
      (b)  Percentages are of net assets.

See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS
                       YEARS ENDED JUNE 30, 2002 AND 2001

                                                       2002            2001
                                                   ------------    ------------
CHANGE IN NET ASSETS FROM OPERATIONS
------------------------------------

Net investment loss                                $    (94,462)   $   (252,849)
Net realized loss on investments in securites        (3,990,799)     (1,425,838)
Net change in unrealized depreciation on
   investments in securities                          1,582,897      (7,424,034)
                                                   ------------    ------------

Net decrease in net assets
   resulting from operations                         (2,502,364)     (9,102,721)

DISTRIBUTIONS TO SHAREHOLDERS FROM
----------------------------------

Net realized gains on investments in securities              --      (6,567,730)

CAPITAL SHARE TRANSACTIONS- NET                        (876,421)      4,761,029
-------------------------------                    ------------    ------------

Total decrease in net assets                         (3,378,785)    (10,909,422)

NET ASSETS
----------

Beginning of year                                     6,993,618      17,903,040
                                                   ------------    ------------

End of year (including undistributed
   investment loss of $2,339,642
   and $2,245,180, respectively)                   $  3,614,833    $  6,993,618
                                                   ============    ============

See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS

                                                                         YEAR ENDED JUNE 30,

                                                2002            2001            2000            1999            1998
                                             ----------      ----------      ----------      ----------      ----------
PER SHARE DATA (1):
Net asset value, beginning of year           $     5.59      $    25.47      $    19.15      $    17.56      $    15.79
                                             ----------      ----------      ----------      ----------      ----------

Income (loss) from investment operations:

Net investment loss                                (.08)           (.24)           (.48)           (.36)           (.37)

Net realized and unrealized gain
   (loss) on investments in securities            (2.09)          (9.93)          12.62            4.20            2.71
                                             ----------      ----------      ----------      ----------      ----------

Total income (loss) from investment
   operations                                     (2.17)         (10.17)          12.14            3.84            2.34
                                             ----------      ----------      ----------      ----------      ----------

Less distributions:

Distributions from net realized gains                --           (9.71)          (5.82)          (2.25)           (.57)
                                             ----------      ----------      ----------      ----------      ----------

Net asset value, end of year                 $     3.42      $     5.59      $    25.47      $    19.15      $    17.56
                                             ==========      ==========      ==========      ==========      ==========

Total return                                    -38.82%         -53.85%          69.10%          25.47%          15.00%
                                             ==========      ==========      ==========      ==========      ==========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (in
   thousands)                                $    3,615      $    6,994      $   17,903      $   14,511      $   19,251

Ratio of expenses to average
  net assets                                      2.25%           2.25%           2.24%           2.25%           2.25%

Ratio of net investment loss to
   average net assets                             1.94%           2.03%           2.02%           2.14%           2.08%

Portfolio turnover rate                          99.77%          19.96%         120.65%         185.62%         273.25%

(1) Per share information has been calculated using the average number of shares outstanding.
(2)  Sales load is not reflected in total return.

See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1 -  NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          -----------------------------------------------------------------

          Nature of Business:
          -------------------

          The Shepherd Large Cap Growth Fund (formerly the Dominion Insight Growth Fund) (Fund) is a separate series of shares of common stock of Dominion Funds, Inc. (Company). The Company was incorporated in the state of Texas in June of 1992, and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is subject to various investment restrictions as set forth in the Statement of Additional Information. The investment objective of the Fund is growth of capital. The Company may designate one or more series of common stock. The only series currently designated is the Fund. Each capital share in the Fund represents an equal proportionate interest in the net assets of the Fund with each other capital share in such series and no interest in any other series.

          Significant Accounting Policies:

          Use of Estimates
          ----------------

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of the assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

          Valuation of Securities
          -----------------------

          Securities are valued at the close of each business day. Securities traded on national securities exchanges or on the national market systems are valued at the last quoted sales price on the day of valuation. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

          Security Transactions and Investment Income
          -------------------------------------------

          Security transactions are accounted for on the date the securities are purchased or sold. Realized security gains and losses from security transactions are reported on an identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1 -  NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          -----------------------------------------------------------------
          (CONTINUED)
          -----------


          Cash
          ----

          Cash is held in a credit interest account at Penson Financial Services, Inc., bearing interest at a variable rate. At June 30, 2002, the interest rate was 1.05%.

          Income Taxes
          ------------

          The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income or excise tax provision is required.

          Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. At June 30, 2002, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          Distributions to Shareholders
          -----------------------------

          Dividends declared and paid from net investment income or net realized gains are recorded on the ex-dividend date.

NOTE 2 -  DISTRIBUTION TO SHAREHOLDERS
          ----------------------------

          There were no distributions to shareholders for the year ended June 30, 2002.

          At June 30, 2002, the Fund had undistributed net realized losses of $5,080,591.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3 -  CAPITAL SHARE TRANSACTIONS
          --------------------------

          As of June 30, 2002, there were 1,000,000,000 shares of $.001 par value capital stock authorized of which 200,000,000 shares are classified as the Fund's series; the balance is unclassified. As of June 30, 2002, capital paid-in aggregated $11,512,506.

          Transactions in shares of capital stock for the years ended June 30, 2002 and June 30, 2001 are as follows:

                                                Shares                           Amount
                                     -----------------------------    -----------------------------
                                         2002             2001            2002             2001
                                     ------------     ------------    ------------     ------------
          Shares sold                      49,498           13,673    $    191,811     $    166,486
          Shares issued in
             reinvestment of
             dividends                         --          703,131              --        6,187,549
                                     ------------     ------------    ------------     ------------
                                           49,498          716,804         191,811        6,354,035

          Shares redeemed                 244,008          168,199       1,068,232        1,593,006
                                     ------------     ------------    ------------     ------------

          Net increase (decrease)        (194,510)         548,605    $   (876,421)    $  4,761,029
                                     ============     ============    ============     ============

NOTE 4 -  SECURITIES TRANSACTIONS
          -----------------------

          Cost of purchases and sales of securities (excluding short-term obligations) aggregated $4,247,389 and $5,386,204 respectively, for the year ended June 30, 2002. As of June 30, 2002, the aggregate unrealized appreciation and depreciation of securities was as follows:

               Unrealized appreciation               $     129,302
               Unrealized depreciation                   (606,742)
                                                     -------------
               Net unrealized depreciation           $   (477,440)
                                                     =============

                       THE SHEPHERD LARGE CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5 - INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES
         ---------------------------------------------------------

          The Fund has an Investment Advisory Agreement with Nye, Parnell & Emerson Capital Management, Inc. (Advisor) to act as its investment advisor. The Advisor also serves as investment advisor to certain private accounts. The Advisor has no previous experience in advising a mutual fund, other than to advise the Fund since November 1, 1999. The Advisor provides the Fund with investment advice and recommendations consistent with the Fund's investment objective, policies and restrictions, and supervises the purchase and sale of investment transactions on behalf of the Fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. For such services, the Advisor receives an annual fee of 1.0% of the Fund's average daily net assets, computed daily and paid on a monthly basis.

          The Fund had an Administration Agreement with Dominion Institutional Services Corporation until August 31, 2001. On August 31, 2001 the Fund entered into an Administration Agreement with Foundation Management, Inc. (Administrator). Pursuant to the Administration Agreement, and subject to the authority of the board of directors of the Fund, the Administrator is responsible for the administration of the Fund and overall management of the Fund's business affairs. The Administrator pays all operating costs of the Fund, except the investment advisory fee and the administration fee, interest, taxes, the cost of brokerage incurred in connection with execution of securities transactions, litigation expenses and indemnification paid to advisors of the Fund and officers and directors of Dominion Funds, Inc. For its services, the Administrator receives an annual fee of 1.25% of the Fund's average daily net assets, computed daily and paid on a monthly basis.

          The Fund had a Distribution Agreement with Rushmore Securities, Inc. (Distributor) until July 2002. Pursuant to the Distribution Agreement, the Distributor performs services and bears the expenses relating to the offering of Fund shares for sale to the public. Beginning April 16, 2002, as compensation for the services provided and expenses borne by the Distributor, the Fund pays the Distributor the sales charges. Sales charges for distributing fund shares were $3,448 for the year ended June 30, 2002. At June 30, 2002, the Fund had a receivable for investment securities sold due from the Distributor totaling $447,373 and a payable for investment securities purchased due to the Distributor totaling $279,661. During the year ended June 30, 2002, a majority of the orders for the Fund's securities transactions were placed through the Distributor. Commissions charged by the Distributor for executing security transactions were $35,616 for the year ended June 30, 2002.

          Certain directors and officers of the Company are also directors, officers and/or employees of the Advisor, Administrator and of the Distributor.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6 -  SUBSEQUENT EVENT
          ----------------

          In July 2002, Cullum & Burks Securities, Inc. became the Distributor of the Fund with the same terms and provisions as the prior distributor.

                                                       ADDITIONAL INFORMATION

INFORMATION ABOUT DIRECTORS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the directors of the Fund is set forth below. The SAI includes additional information about the Fund's directors and is available, without charge, upon request by calling (800) 416 2053.

INTERESTED DIRECTORS
--------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                 TERM OF                                                                OTHER
                               POSITION        OFFICE AND                                                           DIRECTORSHIPS
           NAME,               HELD WITH        LENGTH OF                   PRINCIPAL OCCUPATION(S)                    HELD BY
      ADDRESS AND AGE            FUND          TIME SERVED                    DURING PAST 5 YEARS                      DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
Paul Dietrich                Chairman,      Indefinite term;   President  and  Managing  Director  of Eton Court
1630 Duke Street             Director       Director since     Asset Management,  Ltd. ("Eton Court") (parent of         None
Suite 200                                   2001; Chairman     Nye, Parnell & Emerson Capital Management,  Inc.,
Alexandria, VA 22314                        since 2002         the Fund's  investment  adviser) and President of
Age: 53                                                        Foundation    Management,    Inc.,   the   Fund's
                                                               administrator  (1999  -  present);   Chairman  of
                                                               Peress   Investment   Advisors,   Ltd.  (1999  to
                                                               present).

NON-INTERESTED DIRECTORS
------------------------

---------------------------------------------------------------------------------------------------------------------------------
                               POSITION          TERM OF                   PRINCIPAL OCCUPATION(S)                      OTHER
                                               OFFICE AND                                                           DIRECTORSHIPS
           NAME,               HELD WITH        LENGTH OF                                                              HELD BY
      ADDRESS AND AGE            FUND          TIME SERVED                   DURING PAST 5 YEARS                      DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
Douglas W. Powell            President,     Indefinite term;   Registered  representative  of  Cullum  &  Burks
13355 Noel Road              Director       Director since     Securities,   Inc.,   the  Fund's   distributor,         None
Suite 1300                                  1999; President    (July, 2002 - present);  CEO Rushmore Investment
Dallas, TX 75240                            since 2001         Management  Corp.  (Jan 01 - June 02);  Chairman
Age: 62                                                        and  Chief   Executive   Officer  of   Northstar
                                                               Financial Group (July, 1995 - 2001).

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                                     [LOGO]
                                 SHEPHERD FUNDS

                                  ANNUAL REPORT
                                  JUNE 30, 2002


      Investment Advisor                      Transfer Agent                         Distributor
      ------------------                      --------------                         -----------
Nye, Parnell & Emerson Capital             Fund Services, Inc.             Cullum & Burks Securities, Inc.
       Management, Inc.                    1500 Forest Avenue,               13355 Noel Road, Suite 1300,
  1630 Duke Street, Suite 200                   Suite 111                         One Galleria Tower
  Alexandria, Virginia 22314             Richmond, Virginia 23229                Dallas, Texas 75240
        (800) 416 2053                        (800) 628 4077                       (972) 755 0270

         Administrator                     Independent Auditors                     Legal Counsel
         -------------                     --------------------                     -------------

  Foundation Management, Inc.              Brad A. Kinder, CPA                Frederick C. Summers, III
      1141 Custis Street                    400 Parker Square                 A Professional Corporation
  Alexandria, Virginia 22308                   Suite 250-K                         Attorney at Law
        (800) 416 2053                  Flower Mound, Texas 75028          8235 Douglas Avenue, Suite 1111
                                                                                 Dallas, Texas 75225

           Officers                             Directors                             Custodian
           --------                             ---------                             ---------

       Douglas W. Powell                      Paul Dietrich                    First Southwest Company
           President                                                           1700 Pacific, Suite 500
         Paul Dietrich                      Douglas W. Powell                    Dallas, Texas 75201
           Chairman
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